Income Taxes - Narrative (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 117,096	$ 110,450
Canada | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	3,839	4,056
Canada | Unclaimed scientific research and experimental development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	28,470	28,376
BARBADOS | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	145,104	129,884
UNITED STATES | Unclaimed scientific research and experimental development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	$ 1,313	$ 1,232